Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2010
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
13. Supplemental Cash Flow Information

	Year Ended December 31,
	2008	2009	2010
Cash paid for interest	$69	$1,535	$2,370
Noncash investing and financing activities:
Assets acquired under capital lease or seller notes payable	$8	$-	$46
Accrued capital expenditures	$-	$-	$104
Issuance of common stock in connection with the Refill Acquisition	$-	$-	$34,621
Beneficial Conversion of Series B preferred stock	$-	$-	$2,933
Beneficial Conversion of Series C preferred stock	$-	$-	$2,404
Warrant modification charges	$-	$-	$2,491
Preferred dividends accrued not paid	$-	$1,785	$-